Fees Summary	Sep. 23, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 6,900,000
Previously Paid Amount	0.00
Total Fee Amount	952.89
Total Offset Amount	0.00
Net Fee	952.89
Narrative - Max Aggregate Offering Price	$ 6,900,000
Final Prospectus	true